ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the PCLD for customer electricity accounts
Opening balance as of January 1	R$ (1,264,059)
(+) Constitution		R$ (1,283,731)
Final balance on December, 31		R$ (1,264,059)
Expected credit loss rate	100.00%
Additional provision	R$ 2,644,259
Amazonas Energia
Changes in the PCLD for customer electricity accounts
Percentage of provisioning of debt confession instruments (ICD) held		100.00%
Additional provision	1,716,471
Account Receivable | PECLD
Changes in the PCLD for customer electricity accounts
Opening balance as of January 1	3,296,863	R$ 1,668,710	R$ 2,635,209
(+) Constitution	648,170	1,891,966	619,232
(-) Reversal	(181,572)	(217,633)	(738,732)
(-) Write-off	(15,480)	(46,180)	(855,403)
Transfers			8,404
Final balance on December, 31	R$ 3,747,981	R$ 3,296,863	R$ 1,668,710